Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Other Payables [Abstract]
Schedule of Other Payables	Other payables consist of the following:
	December 31, 2025	June 30, 2026
Payables to non-trade vendors and service providers	$3,918	$5,109
Accrued salary	22	18
	$3,940	$5,127